Supplement	12 Months Ended
Jan. 31, 2011
Institutional | Vanguard REIT Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Participant | Vanguard Energy Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Participant | Vanguard Health Care Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Participant | Vanguard Precious Metals and Mining Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Participant | Vanguard REIT Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Participant: | Vanguard Energy Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Participant: | Vanguard REIT Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Retail | Vanguard Energy Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Retail | Vanguard Health Care Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Retail | Vanguard REIT Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012

Signal | Vanguard REIT Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Capital Opportunity Fund

Vanguard Convertible Securities Fund

Vanguard Energy Fund

Vanguard Health Care Fund

Vanguard High-Yield Corporate Fund

Vanguard Market Neutral Fund

Vanguard Precious Metals and Mining Fund

Vanguard PRIMECAP Fund

Vanguard PRIMECAP Core Fund

Vanguard REIT Index Fund

Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

(c)2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDC 052012